Note 16 - Income Taxes - Income Taxes Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Deferred tax benefit (expense)	$ 131	$ (796)
Total income tax benefit (expense)	$ 131	$ (796)